Significant Accounting Judgments, Estimates and Assumptions - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)
Disclosure of changes in accounting estimates [line items]
Carrying amounts of deferred tax assets	¥ 400,198		¥ 422,960	$ 61,842
Increase in profit if all unrecognized deferred tax asset were recognized	¥ 157,600	$ 24,300	¥ 162,000
Bottom of range [member]
Disclosure of changes in accounting estimates [line items]
Cash flows derived from forecasts period	eight years	eight years
Top of range [member]
Disclosure of changes in accounting estimates [line items]
Cash flows derived from forecasts period	ten years	ten years